Background and Nature of Operations - Additional Information (Detail)	12 Months Ended			0 Months Ended
	Dec. 31, 2013 Country	Dec. 31, 2013 Fiat [Member]	Dec. 31, 2013 VEBA Trust [Member]	Jan. 21, 2014 Fiat North America LLC [Member] Subsequent Event [Member]
Background And Basis Of Presentation [Line Items]
Ownership Interest		58.50%	41.50%	100.00%
Number of countries in which product sold	150
Percentage of vehicle sales outside North America	10.00%
Percentage of ownership of affiliated or independent distributors and dealers	100.00%